SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION PLAN [Abstract]
Summary of company's restricted stock awards
The tables below summarize the Company's restricted stock awards as of December 31, 2015:
	Restricted shares - Employees	Weighted-average grant-date fair value - Employees
Non-vested at January 1, 2015	226,000	$22.00
Granted during the year	-	-
Vested during the year	(193,000)	24.08
Forfeited during the year	-	-
Non-vested at December 31, 2015	33,000	9.84